Revenue and Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and Cost of Sales [Line Items]
Revenues	$ 90.0	$ 70.2	$ 37.1
Revenue percentage	28.00%	89.00%
GPS [Member]
Revenue and Cost of Sales [Line Items]
Revenues		$ 70.2
Revenue percentage	80.00%
Confirm Mdx [Member]
Revenue and Cost of Sales [Line Items]
Revenue percentage		79.00%
Tissue-Based Tests [Member]
Revenue and Cost of Sales [Line Items]
Revenue percentage		79.00%	84.00%
Medicare [Member]
Revenue and Cost of Sales [Line Items]
Revenues	$ 37.1	$ 27.7	$ 15.8